AMERICAN INDEPENDENCE FUNDS TRUST II

(the “Trust”)

SUPPLEMENT DATED MARCH 23, 2015

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2015

(AS SUPPLEMENTED THROUGH MARCH 2, 2015)

AMERICAN INDEPENDENCE MAR TACTICAL CONSERVATIVE FUND (CUSIPS: 026763409, 026763102, 026763201, 026763300)	AMERICAN INDEPENDENCE MAR TACTICAL GROWTH FUND (CUSIPS: 026763854, 026763888, 026763870, 026763862)

AMERICAN INDEPENDENCE MAR TACTCIAL MODERATE GROWTH FUND (CUSIPS: 026763805, 026763508, 026763607, 026763706)	AMERICAN INDEPENDENCE MAR TACTICAL AGGRESSIVE GROWTH FUND (CUSIPS: 026763771, 026763813, 026763797, 026763789)

This supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated March 1, 2015, as supplemented through March 2, 2015, for the American Independence Funds Trust II, updates certain information in the Prospectus and SAI with respect to the American Independence MAR Tactical Conservative Fund, the American Independence MAR Tactical Moderate Growth Fund, the American Independence MAR Tactical Growth Fund, and the American Independence MAR Tactical Aggressive Growth Fund, each a series of the Trust.

Effective immediately, Ms. Deborah Frame is no longer with Cougar Global Investments, Ltd.; therefore, all references to Ms. Frame under the applicable sections within the Prospectus and SAI are stricken.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE